Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment shares	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) shares
Summary of significant accounting policies
Deposit payable to channel cooperators	¥ 12,016,415		¥ 12,016,415		$ 1,718,324
Defined contribution plan cost	66,218,527	$ 9,469,123	53,796,095	¥ 47,040,770
Advertising cost	¥ 10,518,390	$ 1,504,110	8,563,551	8,105,126
VAT rate (as a percent)	6.00%	6.00%
VAT	¥ 568,723,190	$ 81,326,335	401,550,251	301,613,913
Deferred tax asset increase	543,516,681		266,462,248		77,721,853
Net increase to the ACL | ¥	1,076,800,000
Gain (Loss) recognized	147,887	21,148	(313,815)	(6,852)
Investment net of tax effect	49,296	7,049	104,605	2,284
Other comprehensive income attributable to financial investments	3,198,217	457,339	292,799	474,792
Investment net of tax effect | ¥	0		1,696,625	0
Other comprehensive income (loss) reclassification	767,591	109,764	4,259,490	0
Other comprehensive income (loss), reclassification net of tax effect	255,864	$ 36,588	1,440,761	¥ 0
Loans receivable, net	¥ 5,298,631,388		¥ 4,828,316,995		$ 757,694,211
Translation into USD	6.9931				6.9931
Treasury stock, shares | shares	94,600,042		78,439,504		94,600,042
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Consolidated Trusts
Summary of significant accounting policies
VAT rate (as a percent)	3.00%	3.00%
ZhongAn
Summary of significant accounting policies
VAT rate (as a percent)	13.00%	13.00%